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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut       February 8, 2008
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:               13

Form 13F Information Table Value Total: 193,198 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE


                                                                                          Voting    Voting    Voting
                                          Value x  Shares   SH/ Put/ Investment  Other   Authority Authority Authority
Issuer               Type         Cusip    1000    Prn Amt  PRN Call Discretion Managers   Sole     Shared     None
------         ---------------- --------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
ANNALY
  CAPITAL
  MGMT INC        REITS/RICS    035710409  7,364    405,100 SH         OTHER               405,100     0         0
BARNWELL
  INDUSTRIES
  INC COM ST     COMMON STOCK   068221100 17,202  1,391,727 SH         OTHER             1,391,727     0         0
CALIFORNIA
  COASTAL C
  MNTYS INC      COMMON STOCK   129915203  9,376  1,594,625 SH         OTHER             1,594,625     0         0
CAPITAL PPTYS
  INC RI COM     COMMON STOCK   140430109  2,569    109,347 SH         OTHER               109,347     0         0
ISHARES DJ US
  REAL E
  STATE        US ETF'S - US TR 464287739  1,643     25,000 SH         OTHER                25,000     0         0
LAS VEGAS
  SANDS CORP
  COM STK        COMMON STOCK   517834107 50,131    486,471 SH         OTHER               486,471     0         0
NEW ENGLAND
  REALTY A
  SSOCIATES      COMMON STOCK   644206104  7,687    112,118 SH         OTHER               112,118     0         0
PICO
  HOLDINGS
  INC COM STK    COMMON STOCK   693366205  3,454    102,749 SH         OTHER               102,749     0         0
PROSHARES TR
  REAL EST
  PRO ETF      US ETF'S - US TR 74347R552 19,687    177,706 SH         OTHER               177,706     0         0
SONESTA
  INTERNATIONA
  L HOTELS       COMMON STOCK   835438409 20,197    577,028 SH         OTHER               577,028     0         0
TEXAS PACIFIC
  LAND T RUST
  COM            COMMON STOCK   882610108 36,199    808,919 SH         OTHER               808,919     0         0
ULTRASHORT
  RUSSELL2000
  PROSHAR      US ETF'S - US TR 74347R834  1,244     17,685 SH         OTHER                17,685     0         0
VAIL RESORTS
  INC COM STK    COMMON STOCK   91879Q109 16,445    305,602 SH         OTHER               305,602     0         0